OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments

Octagon Investment Partners 45, Ltd.
CLO secured notes - Class ER(3)(6), 12.15% (SOFR + 6.82%, due April 15, 2035)	04/10/2023	$ 250,000	$ 214,517	$ 237,100

Total Structured Finance - Debt Investments			214,517	237,100	2.46%
Total Collateralized Loan Obligation - Debt Investments			$ 214,517	$ 237,100	2.46%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
Ares XLIII CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 21.97%, maturity July 15, 2034)	08/17/2023	$ 769,333	$ 214,122	$ 229,441

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 23.78%, maturity April 15, 2034)	12/15/2023	1,000,000	272,602	277,449

Ares LXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.16%, maturity April 15, 2035)	06/08/2023	300,000	190,678	222,058

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 20.73%, maturity April 19, 2034)	04/16/2024	1,042,398	598,559	583,743

Bain Capital Credit CLO 2017-2, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 19.10%, maturity July 25, 2034)	01/17/2024	626,000	349,303	350,560

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 48.43%, maturity April 17, 2037)	07/25/2023	686,274	409,004	364,480

Dryden 90 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.51%, maturity February 20, 2035)	04/04/2023	250,000	154,375	125,000

Elmwood CLO 16, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 23.81%, maturity April 20, 2037)	06/07/2023	800,000	485,755	568,000

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.10%, maturity January 20, 2035)	07/24/2023	250,000	186,913	190,000

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 25.61%, maturity April 14, 2035)	05/30/2024	1,500,000	780,981	765,000

Greywolf CLO VI, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 25.56%, maturity April 26, 2031)	06/13/2023	500,000	182,464	190,000

Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 22.19%, maturity November 16, 2034)	04/17/2024	500,000	272,510	260,000

Mariner CLO 8, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 26.23%, maturity April 20, 2033)	11/08/2023	300,000	163,694	169,500

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 27.03%, maturity July 22, 2038)	06/13/2024	1,800,000	401,278	396,000

OCP CLO 2015-10, Ltd.
CLO preference shares(5)(7)(12), (Estimated yield 21.65%, maturity January 26, 2034)	07/06/2023	250,000	112,230	110,000

OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(11)(12), (Estimated yield 19.30%, maturity April 26, 2036)	05/31/2024	1,500,000	733,743	705,000

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.18%, maturity July 15, 2034)	08/16/2023	300,000	149,603	134,164

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.45%, maturity July 23, 2037)	06/05/2024	1,073,171	737,619	751,220

Octagon 55, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.88%, maturity July 20, 2034)	09/28/2023	500,000	278,227	270,000

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 23.96%, maturity April 20, 2034)	08/01/2023	275,000	157,682	143,000

ALM X, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 17.49%, maturity July 15, 2035)	05/30/2024	1,500,000	628,250	600,000

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.99%, maturity October 26, 2034)	08/09/2023	500,000	152,566	120,000

(Continued on next page)

OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments

Signal Peak CLO 5, Ltd. (f/k/a Mariner CLO 5, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 25.81%, maturity April 25, 2037)	05/20/2024	1,000,000	312,851	290,000

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.86%, maturity October 22, 2034)	09/20/2023	250,000	130,233	126,250

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 30.40%, maturity July 15, 2034)	05/09/2024	1,500,000	428,412	401,001

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.72%, maturity July 25, 2034)	01/25/2024	500,000	282,501	275,000

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.71%, maturity January 20, 2035)	08/15/2023	250,000	145,984	105,000

Total Structured Finance - Equity Investments			8,912,139	8,721,866	90.41%
Total Collateralized Loan Obligation - Equity Investments			$ 8,912,139	$ 8,721,866	90.41%

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments

CLO other(13)(14)	Various(15)		$ 81,110	$ 82,297

Total Other CLO Equity Related Investments			81,110	82,297	0.85%

Total Investments			$ 9,207,766	$ 9,041,263	92.87%

First American Government Obligations Fund, Class Z Shares(4)(11) 5.24%		1,116,671	$ 1,116,671	$ 1,116,671

Total Cash Equivalents			$ 1,116,671	$ 1,116,671	11.58%

Total Investments and Cash Equivalents			$ 10,324,437	$ 10,157,934	104.45%

(1)  We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) Represents cash equivalents held in a money market account as of June 30, 2024.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).

(7)  The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) The fair value of the investment was determined using significant unobservable inputs.

(9)  The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(10) Acquisition date represents the initial date of purchase.
(11) Investment represents greater than 5% of net assets.
(12) Investment is co-invested with the Fund's affiliates.
(13) Fair value includes the Fund's interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(14) Cost value reflects amortized cost.
(15) Cost and fair value total represents multiple investments which were purchased within one year prior to June 30, 2024.